RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with the related parties were as follows:

	Year ended December 31,
	2025	2024	2023
Selling, general and administrative expenses, net	$80	$126	$41

Balances with the related parties were as follows:

	December 31, 2025	December 31, 2024
Employees and payroll accruals	$—	$51